Share-Based Awards and Options - Schedule of Valuation (Details) - Employee Stock Option	12 Months Ended
May. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.57%
Expected volatility	23.65%
Dividend yield	0.13%
Expected life (years)	5 years